OTHER ASSETS - Schedule of Other Assets (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment:
Property, plant and equipment		£ 11,577	£ 11,754
Settlement balances		434	1,389
Prepayments		1,022	1,232
Reinsurance assets		759	842
Deferred acquisition and origination costs		64	74
Other assets		1,593	1,555
Total other assets	[1]	15,449	16,846
Investment properties
Property, plant and equipment:
Property, plant and equipment		3,612	3,347
Premises
Property, plant and equipment:
Property, plant and equipment		817	885
Equipment
Property, plant and equipment:
Property, plant and equipment		1,634	2,062
Operating lease assets
Property, plant and equipment:
Property, plant and equipment		4,196	3,960
Right-of-use asset
Property, plant and equipment:
Property, plant and equipment		£ 1,318	£ 1,500

[1]	See note 1 regarding changes to presentation.